FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENT
Transfers of financial assets from level 1 to 2	$ 0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into 3	0
Transfers of financial assets from 3	0
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into 3	0
Transfers of financial liabilities from 3	0
Long term debt
FAIR VALUE MEASUREMENT
Total financial liabilities	1,724,100	$ 1,824,300
Fair value measurement at Recurring basis
FAIR VALUE MEASUREMENT
Total financial assets	369,359	422,486
Total financial liabilities	22,089	904
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	22,089	904
Fair value measurement at Recurring basis | Trade receivables..
FAIR VALUE MEASUREMENT
Total financial assets	13,545	11,867
Fair value measurement at Recurring basis | Equity securities (FVTOCI)
FAIR VALUE MEASUREMENT
Total financial assets	268,950	282,356
Fair value measurement at Recurring basis | Share purchase warrants (FVPL)
FAIR VALUE MEASUREMENT
Total financial assets	74,559	92,747
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	12,305	35,516
Fair value measurement at Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Total financial assets	244,876	255,316
Fair value measurement at Recurring basis | Level 1 | Equity securities (FVTOCI)
FAIR VALUE MEASUREMENT
Total financial assets	244,876	255,316
Fair value measurement at Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Total financial assets	124,483	167,170
Total financial liabilities	22,089	904
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	22,089	904
Fair value measurement at Recurring basis | Level 2 | Trade receivables..
FAIR VALUE MEASUREMENT
Total financial assets	13,545	11,867
Fair value measurement at Recurring basis | Level 2 | Equity securities (FVTOCI)
FAIR VALUE MEASUREMENT
Total financial assets	24,074	27,040
Fair value measurement at Recurring basis | Level 2 | Share purchase warrants (FVPL)
FAIR VALUE MEASUREMENT
Total financial assets	74,559	92,747
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	$ 12,305	$ 35,516